UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

1.805758.104

ALSF-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.3%
Tenneco, Inc. (a)	353,300	$ 1,735
The Goodyear Tire & Rubber Co. (a)	255,000	2,275
TRW Automotive Holdings Corp. (a)	283,200	1,790
WABCO Holdings, Inc.	193,300	3,551
		9,351
Automobiles - 0.2%
Daimler AG	153,600	5,299
Diversified Consumer Services - 3.1%
Carriage Services, Inc. Class A (a)	36,900	88
Service Corp. International	12,770,599	88,117
Stewart Enterprises, Inc. Class A	1,163,232	6,014
		94,219
Hotels, Restaurants & Leisure - 0.5%
Bally Technologies, Inc. (a)	329,640	7,302
Penn National Gaming, Inc. (a)	420,164	8,092
The Steak n Shake Co. (a)	253,100	1,303
		16,697
Household Durables - 1.2%
Lennar Corp. Class A (d)	516,600	3,998
Newell Rubbermaid, Inc.	2,316,600	31,853
Sealy Corp., Inc.	200,000	646
		36,497
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	455,273	4,762
Media - 1.7%
Cablevision Systems Corp. - NY Group Class A	330,300	5,856
Charter Communications, Inc. Class A (a)	6,862,300	3,019
Cinemark Holdings, Inc.	726,803	6,025
Comcast Corp. Class A	1,856,900	29,265
Gray Television, Inc.	1,348,792	674
Knology, Inc. (a)	49,885	241
Liberty Global, Inc. Class A (a)(d)	263,846	4,351
LodgeNet Entertainment Corp. (a)(d)	11,800	12
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	975
RCN Corp. (a)	353,500	2,280
Regal Entertainment Group Class A	100	1
		52,699
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.3%
Gap, Inc.	87,400	$ 1,131
Sally Beauty Holdings, Inc. (a)(d)	1,303,600	6,622
		7,753
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)(d)	1,286,780	26,508
TOTAL CONSUMER DISCRETIONARY		253,785
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 1.5%
Koninklijke Ahold NV sponsored ADR	1,124,080	11,971
Kroger Co.	286,100	7,856
Safeway, Inc.	516,200	10,980
SUPERVALU, Inc.	1,027,672	14,634
		45,441
Food Products - 1.7%
Corn Products International, Inc.	580,404	14,115
Darling International, Inc. (a)	1,701,070	12,826
Dean Foods Co. (a)	448,700	9,809
Kellogg Co.	15,100	761
Pilgrims Pride Corp. Class B (d)	2,555,159	2,811
Smithfield Foods, Inc. (a)(d)	977,324	10,281
		50,603
Personal Products - 0.4%
Revlon, Inc. (a)	1,007,783	11,983
TOTAL CONSUMER STAPLES		108,027
ENERGY - 29.4%
Energy Equipment & Services - 5.5%
Exterran Holdings, Inc. (a)	2,790,536	62,536
Grey Wolf, Inc. (a)	7,011,311	45,013
Hercules Offshore, Inc. (a)	1,343,641	9,795
National Oilwell Varco, Inc. (a)	262,989	7,861
Noble Corp.	388,700	12,520
Oil States International, Inc. (a)	103,500	2,394
Parker Drilling Co. (a)	944,929	4,838
Petroleum Geo-Services ASA (a)	739,200	3,681
Petroleum Geo-Services ASA sponsored ADR (a)	263,844	1,332
Pride International, Inc. (a)	237,900	4,470
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies, Inc.	108,000	$ 1,959
Schoeller-Bleckmann Oilfield Equipment AG	256,600	9,108
		165,507
Oil, Gas & Consumable Fuels - 23.9%
Alpha Natural Resources, Inc. (a)	2,157,988	77,191
Arch Coal, Inc.	311,745	6,674
Canadian Natural Resources Ltd.	50,000	2,522
Chesapeake Energy Corp.	3,377,000	74,193
CONSOL Energy, Inc.	423,500	13,294
El Paso Corp. (d)	10,102,636	97,996
Forest Oil Corp. (a)	3,278,357	95,761
Frontier Oil Corp.	1,441,000	19,036
General Maritime Corp.	1,479,600	22,416
Hess Corp.	396,666	23,883
Mariner Energy, Inc. (a)	1,385,276	19,934
Nexen, Inc.	326,800	5,187
Occidental Petroleum Corp.	82,656	4,591
OPTI Canada, Inc. (a)	688,700	1,833
Overseas Shipholding Group, Inc. (d)	1,429,500	53,721
Paladin Energy Ltd. (a)	849,100	1,300
Peabody Energy Corp.	2,714,387	93,673
Plains Exploration & Production Co. (a)	239,496	6,754
Ship Finance International Ltd.:
(Norway)	3,780	45
(NY Shares)	976,710	13,332
Southwestern Energy Co. (a)	200,000	7,124
Teekay Corp.	1,803,700	38,509
Teekay Tankers Ltd.	37,700	458
Valero Energy Corp.	706,500	14,540
Western Refining, Inc.	646,100	4,309
Williams Companies, Inc.	924,800	19,393
XTO Energy, Inc.	212,230	7,630
		725,299
TOTAL ENERGY		890,806
FINANCIALS - 2.4%
Capital Markets - 0.4%
State Street Corp.	250,000	10,838
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.7%
KeyCorp	3,495,600	$ 42,751
PNC Financial Services Group, Inc.	122,700	8,180
		50,931
Diversified Financial Services - 0.2%
Bank of America Corp.	267,800	6,473
CIT Group, Inc.	221,300	916
		7,389
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	265,100	1,858
Forestar Real Estate Group, Inc. (a)	27,800	243
		2,101
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	3,524,314	219
TOTAL FINANCIALS		71,478
HEALTH CARE - 8.2%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	192
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	291,500	17,633
Beckman Coulter, Inc.	155,900	7,783
Covidien Ltd.	286,325	12,681
Hospira, Inc. (a)	162,700	4,526
Inverness Medical Innovations, Inc. (a)	343,292	6,574
RTI Biologics, Inc. (a)	30,500	93
		49,290
Health Care Providers & Services - 6.6%
Community Health Systems, Inc. (a)	1,270,171	26,039
DaVita, Inc. (a)(d)	1,317,500	74,768
Rural/Metro Corp. (a)	343,733	612
Sun Healthcare Group, Inc. (a)	794,946	9,126
Tenet Healthcare Corp. (a)	18,397,747	80,582
VCA Antech, Inc. (a)	454,800	8,232
		199,359
TOTAL HEALTH CARE		248,841
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 13.8%
Aerospace & Defense - 1.2%
American Science & Engineering, Inc.	311,109	$ 19,569
Teledyne Technologies, Inc. (a)	352,300	16,054
		35,623
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	114,577	870
Airlines - 1.8%
AirTran Holdings, Inc. (a)	138,500	566
AMR Corp. (a)	288,770	2,948
Delta Air Lines, Inc. (a)	4,288,571	47,089
UAL Corp.	200,000	2,912
		53,515
Building Products - 1.9%
Armstrong World Industries, Inc.	47,390	930
Owens Corning (a)(d)	3,628,773	57,081
Owens Corning warrants 10/31/13 (a)	193,400	484
		58,495
Commercial Services & Supplies - 3.8%
Allied Waste Industries, Inc. (a)	3,362,000	35,032
Cenveo, Inc. (a)	2,186,400	10,560
Clean Harbors, Inc. (a)	209,300	13,724
Deluxe Corp.	1,004,964	12,220
Republic Services, Inc.	155,250	3,679
The Brink's Co.	272,100	13,194
Waste Management, Inc.	876,000	27,357
		115,766
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	92,345	2,530
Great Lakes Dredge & Dock Corp.	206,300	924
Layne Christensen Co. (a)	42,048	1,105
		4,559
Electrical Equipment - 1.4%
Acuity Brands, Inc. (d)	200,000	6,992
Baldor Electric Co.	187,400	3,291
Belden, Inc.	856,834	17,856
Emerson Electric Co.	180,100	5,895
General Cable Corp. (a)(d)	102,300	1,747
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
JA Solar Holdings Co. Ltd. ADR (a)(d)	424,700	$ 2,039
Sunpower Corp. Class B (a)	148,436	4,395
		42,215
Industrial Conglomerates - 0.3%
Tyco International Ltd.	308,425	7,797
Machinery - 2.1%
Accuride Corp. (a)	626,829	201
Badger Meter, Inc.	188,146	4,741
Cummins, Inc.	718,000	18,560
Dynamic Materials Corp. (d)	358,960	6,820
Eaton Corp.	97,900	4,366
FreightCar America, Inc.	41,982	1,096
Ingersoll-Rand Co. Ltd. Class A	133,377	2,461
John Bean Technologies Corp. (a)	17,150	144
Lindsay Corp. (d)	11,000	523
Middleby Corp. (a)(d)	581,771	23,498
Navistar International Corp. (a)	29,100	876
SPX Corp.	19,800	767
Terex Corp. (a)	35,600	594
Thermadyne Holdings Corp. (a)	5,100	46
Timken Co.	7,200	114
		64,807
Marine - 1.1%
Excel Maritime Carriers Ltd.	77,100	882
Genco Shipping & Trading Ltd.	1,057,877	22,057
Golden Ocean Group Ltd. (d)	232,800	256
Navios Maritime Holdings, Inc.	3,189,747	8,899
OceanFreight, Inc.	335,400	2,214
		34,308
Trading Companies & Distributors - 0.0%
H&E Equipment Services, Inc. (a)	3,100	18
Transportation Infrastructure - 0.0%
Aegean Marine Petroleum Network, Inc.	95,400	1,024
TOTAL INDUSTRIALS		418,997
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR (a)	152,314	$ 391
Motorola, Inc.	511,300	2,746
		3,137
Computers & Peripherals - 0.4%
EMC Corp. (a)	1,160,700	13,673
Electronic Equipment & Components - 2.2%
Avnet, Inc. (a)	201,400	3,371
Bell Microproducts, Inc. (a)	376,239	339
Benchmark Electronics, Inc. (a)	150,000	1,799
Cogent, Inc. (a)	891,083	8,144
DDi Corp. (a)	23,328	105
Flextronics International Ltd. (a)	8,929,846	37,327
Merix Corp. (a)	446,225	254
SMTC Corp. (a)	343,580	271
TTM Technologies, Inc. (a)(d)	923,631	6,613
Tyco Electronics Ltd.	286,325	5,566
Viasystems Group, Inc. (a)	213,790	1,924
Viasystems Group, Inc. (a)(h)	47,440	427
		66,140
Internet Software & Services - 0.2%
DealerTrack Holdings, Inc. (a)	117,818	1,264
VeriSign, Inc. (a)	194,300	4,119
		5,383
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	20,000	820
CACI International, Inc. Class A (a)	152,000	6,259
Cognizant Technology Solutions Corp. Class A (a)	26,400	507
Global Cash Access Holdings, Inc. (a)	591,600	1,668
SAIC, Inc. (a)	597,400	11,034
		20,288
Semiconductors & Semiconductor Equipment - 3.7%
Amkor Technology, Inc. (a)	3,721,719	15,110
Atmel Corp. (a)	2,400,977	9,964
Cypress Semiconductor Corp. (a)	541,200	2,711
Infineon Technologies AG sponsored ADR (a)	3,237,800	10,134
Intel Corp.	638,700	10,219
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	12,128,560	$ 61,977
Spansion, Inc. Class A (a)	4,730,247	2,933
		113,048
Software - 0.2%
Autodesk, Inc. (a)	236,100	5,031
VMware, Inc. Class A (a)	10,700	332
		5,363
TOTAL INFORMATION TECHNOLOGY		227,032
MATERIALS - 11.2%
Chemicals - 5.6%
Agrium, Inc.	155,800	5,966
Albemarle Corp.	1,017,994	24,788
Arch Chemicals, Inc.	317,658	9,012
Celanese Corp. Class A	4,497,730	62,339
FMC Corp.	39,900	1,737
Georgia Gulf Corp. (d)	1,263,416	2,906
H.B. Fuller Co.	1,566,795	27,685
Hercules, Inc.	500,000	8,405
Nalco Holding Co. (d)	1,108,800	15,656
NOVA Chemicals Corp. (d)	355,800	4,618
Phosphate Holdings, Inc. (h)	192,500	3,099
Pliant Corp. (a)	119	0
Solutia, Inc. (a)	114,100	1,100
Texas Petrochemicals, Inc. (a)	93,624	1,358
		168,669
Containers & Packaging - 0.4%
Packaging Corp. of America	22,170	373
Rock-Tenn Co. Class A	333,398	10,139
Sealed Air Corp.	22,800	386
Temple-Inland, Inc.	218,000	1,293
		12,191
Metals & Mining - 4.7%
Cliffs Natural Resources, Inc.	83,673	2,258
Compass Minerals International, Inc.	28,937	1,590
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	4,411,719	128,381
Ormet Corp. (a)	500,000	875
Ormet Corp. (a)(h)	150,000	236
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	150,065	$ 3,758
United States Steel Corp.	120,000	4,426
		141,524
Paper & Forest Products - 0.5%
Domtar Corp. (a)	1,202,800	2,983
Neenah Paper, Inc.	231,700	2,092
Weyerhaeuser Co.	317,600	12,139
		17,214
TOTAL MATERIALS		339,598
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)(d)	2,771,132	2,910
PAETEC Holding Corp. (a)	1,965,903	1,769
Qwest Communications International, Inc.	1,436,700	4,109
Windstream Corp.	43,477	327
		9,115
Wireless Telecommunication Services - 0.9%
Centennial Communications Corp. Class A (a)	498,868	1,776
Rogers Communications, Inc. Class B (non-vtg.)	141,176	4,097
Syniverse Holdings, Inc. (a)	1,061,173	19,950
		25,823
TOTAL TELECOMMUNICATION SERVICES		34,938
UTILITIES - 3.3%
Electric Utilities - 0.1%
Allegheny Energy, Inc.	65,600	1,978
Great Plains Energy, Inc.	7,549	147
		2,125
Gas Utilities - 0.1%
Equitable Resources, Inc.	19,100	663
ONEOK, Inc.	103,100	3,289
		3,952
Independent Power Producers & Energy Traders - 2.6%
AES Corp. (a)	7,585,879	60,459
Calpine Corp. (a)	673,800	7,883
Dynegy, Inc. Class A (a)	648,600	2,361
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Mirant Corp. (a)	320,300	$ 5,612
NRG Energy, Inc. (a)	62,300	1,448
		77,763
Multi-Utilities - 0.5%
CMS Energy Corp.	1,632,100	16,729
TOTAL UTILITIES		100,569
TOTAL COMMON STOCKS (Cost $4,400,123)		2,694,071
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	41,100	859
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	418,600	2,052
TOTAL FINANCIALS		2,911
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	1,049	5
TOTAL PREFERRED STOCKS (Cost $33,942)		2,916
Corporate Bonds - 4.1%
	Principal Amount (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Charter Communications, Inc. 6.5% 10/1/27	$ 17,000	3,210
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
ICO North America, Inc. 7.5% 8/15/09 (h)	$ 4,482	$ 2,241
TOTAL CONVERTIBLE BONDS		5,451
Nonconvertible Bonds - 3.9%
CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 1.2%
MGM Mirage, Inc.:
6.625% 7/15/15	2,515	1,459
6.75% 9/1/12	1,280	781
6.75% 4/1/13	1,070	642
7.5% 6/1/16	3,575	2,109
7.625% 1/15/17	9,125	5,338
8.375% 2/1/11	7,455	4,287
13% 11/15/13 (e)(f)	8,080	7,454
Six Flags Operations, Inc. 12.25% 7/15/16 (e)	14,626	7,752
Six Flags, Inc. 8.875% 2/1/10	7,400	4,440
Station Casinos, Inc.:
6% 4/1/12	740	259
6.5% 2/1/14	4,500	484
6.875% 3/1/16	14,620	1,572
7.75% 8/15/16	2,620	878
		37,455
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp.:
6.5% 8/15/17	4,415	3,300
6.625% 1/15/16	10,490	8,195
6.875% 1/15/16	8,745	6,865
6.875% 11/15/20	4,580	3,240
El Paso Energy Corp.:
7.75% 1/15/32	7,015	4,852
7.8% 8/1/31	1,535	1,113
Forest Oil Corp. 7.25% 6/15/19	1,050	709
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.:
7.25% 5/1/18	$ 440	$ 348
7.5% 10/1/17	880	711
		29,333
FINANCIALS - 1.5%
Consumer Finance - 0.4%
Ford Motor Credit Co. LLC 7% 10/1/13	18,000	9,971
General Motors Acceptance Corp.:
6.75% 12/1/14	2,775	1,401
6.875% 8/28/12	1,385	758
		12,130
Thrifts & Mortgage Finance - 1.1%
Residential Capital LLC 9.625% 5/15/15 (e)	133,426	34,024
TOTAL FINANCIALS		46,154
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(e)	530	7
Northwest Airlines Corp. 10% 2/1/09 (a)	215	2
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	16
		25
Building Products - 0.0%
Owens Corning 7% 12/1/36	885	561
TOTAL INDUSTRIALS		586
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. 10.125% 12/15/16	6,495	2,501
NXP BV 9.5% 10/15/15	7,260	2,487
		4,988
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.0%
Chemicals - 0.0%
Georgia Gulf Corp. 9.5% 10/15/14	$ 2,780	$ 1,195
TOTAL NONCONVERTIBLE BONDS		119,711
TOTAL CORPORATE BONDS (Cost $203,105)		125,162
Floating Rate Loans - 2.2%

CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.1%
Visteon Corp. term loan 7.75% 6/13/13 (g)	8,540	3,245
Hotels, Restaurants & Leisure - 0.2%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0688% 6/14/13 (g)	741	370
term loan 5.25% 6/14/14 (g)	9,259	4,630
Venetian Macau Ltd. Tranche B, term loan:
6.02% 5/26/12 (g)	322	201
6.02% 5/26/13 (g)	558	349
		5,550
Media - 0.3%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.3133% 3/6/14 (g)	5,000	3,700
Univision Communications, Inc. Tranche 1LN, term loan 5.25% 9/29/14 (g)	9,155	4,944
		8,644
TOTAL CONSUMER DISCRETIONARY		17,439
INDUSTRIALS - 0.2%
Airlines - 0.1%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 5.4427% 4/30/12 (g)	7,000	4,760
Tranche 2LN, term loan 5.8313% 4/30/14 (g)	549	324
		5,084
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
VWR Funding, Inc. term loan 5.6713% 6/29/14 (g)	$ 3,680	$ 2,613
TOTAL INDUSTRIALS		7,697
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 6.1554% 10/1/14 (g)	6,991	5,173
Tranche B-A1, term loan 7.0688% 10/1/14 (g)	2,009	1,487
		6,660
Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor, Inc. term loan 5.47% 12/1/13 (g)	34,162	22,889
TOTAL INFORMATION TECHNOLOGY		29,549
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese Holding LLC term loan 5.5525% 4/2/14 (g)	3,000	2,415
Georgia Gulf Corp. term loan 9.045% 10/3/13 (g)	3,895	3,097
		5,512
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. term loan 7% 3/13/14 (g)	10,000	7,125
TOTAL FLOATING RATE LOANS (Cost $74,716)		67,322
Money Market Funds - 9.0%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	194,088,965	194,089
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	77,318,322	77,318
TOTAL MONEY MARKET FUNDS (Cost $271,407)		271,407
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $338)	29,250,000	$ 622
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $4,983,631)		3,161,500
NET OTHER ASSETS - (4.4)%		(133,368)
NET ASSETS - 100%		$ 3,028,132
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,237,000 or 1.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,003,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 8/15/08	$ 4,556
Ormet Corp.	5/14/07	$ 3,263
Phosphate Holdings, Inc.	1/25/08	$ 6,256
Viasystems Group, Inc.	2/13/04	$ 955
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,608
Fidelity Securities Lending Cash Central Fund	477
Total	$ 2,085
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,161,500	$ 2,948,501	$ 212,375	$ 624
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 660
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(35)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(1)
Transfer in/out of Level 3	-
Ending Balance	$ 624

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,980,860,000. Net unrealized depreciation aggregated $1,819,360,000, of which $126,512,000 related to appreciated investment securities and $1,945,872,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2008